Shareholders' Equity (Details)	Jan. 13, 2022 USD ($) $ / shares shares	Aug. 12, 2021 USD ($)	Aug. 12, 2021 JPY (¥)	Jun. 22, 2021 shares	Feb. 12, 2021 shares	Feb. 05, 2021 shares	Oct. 22, 2020	Oct. 15, 2014 shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 JPY (¥) shares	Mar. 31, 2022 USD ($) shares		Aug. 18, 2021 shares	Dec. 25, 2020 USD ($) shares	Dec. 25, 2020 JPY (¥) shares	Nov. 10, 2020 shares	Mar. 31, 2020 shares	Mar. 30, 2017 USD ($) shares	Mar. 30, 2017 JPY (¥) shares	Jul. 30, 2016 USD ($) shares	Jul. 30, 2016 JPY (¥) shares	Apr. 25, 2011 USD ($) shares	Apr. 25, 2011 JPY (¥) shares
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized									100,000,000	100,000,000	100,000,000	[1]
Ordinary shares issued									36,250,054	36,250,054	36,250,054	[1]
Cash									$ 85,060	¥ 10,000,000
Shareholders description							the Company’s shareholders approved an increase in the number of the Company’s authorized ordinary shares from 10,000 to 300,000, and 72,909 new ordinary shares were issued to Mr. Mei Kanayama and 8,101 new ordinary shares were issued to Mr. Yingjia Yang, which share issuances were equivalent to a forward split of the Company’s outstanding ordinary shares at an approximate or rounded ratio of 9.1828-for-1 share.
Ordinary shares, description													Ordinary Shares at a ratio of 294-for-1 share, which became effective on the same day.
IPO of american depositary shares	6,250,000
Public offering price per ADS (in Dollars per share) | $ / shares	$ 4
ADS issued shares	250,000
Over-allotment shares (in Dollars) | $	$ 25,000,000
Total restricted net assets (in Dollars) | $									$ 23,773,242		$ 26,615,392
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized									1,000	1,000							300,000
Ordinary shares issued									1,000	1,000
Ordinary shares issued and outstanding																	90,910
Minimum [Member] | Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized													300,000
Maximum [Member] | Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized													100,000,000
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Over-allotment shares (in Dollars) | $	$ 21,400,000
Mr. Yingjia Yang [Member] | Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued																		490	490
Grand Elec-Tech Limited [Member] | Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued																9,090
Issuance ordinary shares					9,090	9,090
Shares issued				9,090
Grand Elec-Tech Limited [Member] | Series of Individually Immaterial Asset Acquisitions [Member]
Shareholders' Equity (Details) [Line Items]
Contribute price		$ 1,900,000	¥ 200,007,270
Mr. Mei Kanayama [Member]
Shareholders' Equity (Details) [Line Items]
Cash																		$ 396,327	¥ 44,100,000	$ 195,960	¥ 20,000,000	$ 248,640	¥ 20,000,000
Mr. Mei Kanayama [Member] | Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized																						10,000	10,000
Ordinary shares issued																		4,410	4,410	2,000	2,000	2,000	2,000
Mr. Mei Kanayama [Member] | Mr. Yingjia Yang [Member]
Shareholders' Equity (Details) [Line Items]
Shares transferred								500
Mr. Yingjia Yang [Member]
Shareholders' Equity (Details) [Line Items]
Cash																		$ 44,036	¥ 4,900,000
SHUR Co., Ltd [Member]
Shareholders' Equity (Details) [Line Items]
Cash														$ 1,446,012	¥ 150,001,254
SHUR Co., Ltd [Member] | Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued														2,041	2,041

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.